GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Jun. 30, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Finite lived intangible assets
Finite lived intangible assets, gross	$ 1,194,415,000				$ 1,194,415,000		$ 1,183,886,000
Trade name							41,000,000	41,000,000
Intangible assets, gross							1,183,886,000	1,180,062,000
Less accumulated amortization	357,414,000				357,414,000		267,688,000	144,171,000
Intangible assets	837,001,000				837,001,000		916,198,000	1,035,891,000
Amortization expense on intangible assets	30,200,000	31,200,000	45,900,000	1,300,000	89,800,000	93,500,000	123,600,000	98,500,000
Estimated amortization expense of intangible assets
2012	114,239,000				114,239,000		116,229,000
2013	109,671,000				109,671,000		110,881,000
2014	106,117,000				106,117,000		106,863,000
2015	103,399,000				103,399,000		103,845,000
2016	100,368,000				100,368,000		101,577,000
Customer relationship intangible assets
Finite lived intangible assets
Finite lived intangible assets, gross	1,139,319,000				1,139,319,000		1,139,319,000	1,138,077,000
Less accumulated amortization	354,973,000				354,973,000		267,108,000	144,138,000
Estimated remaining weighted-average lives							8 years 4 months 24 days	9 years 7 months 6 days
Other intangible assets
Finite lived intangible assets
Finite lived intangible assets, gross							3,567,000	985,000
Less accumulated amortization							$ 580,000	$ 33,000